Long-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-term investments.
Summary of combined financial information for the investee companies

	As of December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Assets:
Cash and cash equivalents	327,483,767	274,926,779	39,860,636
Financial investments	4,291,549,384	2,952,624,941	428,090,376
Prepaid expenses and other current assets, net	1,331,030,237	454,270,439	65,863,023
Long-term investments	538,864,786	416,823,932	60,433,789
Other non-current assets	29,069,461	1,845,308,140	267,544,531
Total assets	6,517,997,635	5,943,954,231	861,792,355
Liabilities:
Short-term borrowings	136,611,562	38,711,000	5,612,567
Accrued expenses and other current liabilities	742,552,522	2,772,708,125	402,004,890
Long-term borrowings	2,611,819,014	926,420,194	134,318,302
Other non-current liabilities	5,738,967	1,376,249	199,537
Total liabilities	3,496,722,065	3,739,215,568	542,135,296

	Year ended
	December 31,	Year ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Net revenues	315,420,375	336,391,921	48,772,244
Net income (loss)	123,545,201	(170,276,127)	(24,687,718)